Allowance For Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Receivable Loans and Leases Allowance [Abstract]
Analysis of activity in the allowance for loan losses

An analysis of activity in the allowance for loan losses for the years ended December 31, 2016 and 2015, and the balance of loans receivable by the method of impairment evaluation at December 31, 2016 and 2015 is as follows:

	Balance December 31, 2015	Provision	Charge-offs	Recoveries	Balance December 31, 2016
	(Dollars in thousands)

Originated Loans
Commercial & industrial	$23,084	$51,189	$(65,684)	$902	$9,491
Owner occupied commercial real estate	1,675	934	-	-	2,609
Commercial real estate	4,525	4,077	(26)	-	8,576
Construction, land & land development	2,337	(485)	-	-	1,852
Residential mortgage	815	271	-	48	1,134
Consumer and other	286	(5)	(110)	22	193
Total originated loans	$32,722	$55,981	$(65,820)	$972	$23,855

Acquired Loans
Commercial & industrial	$46	$3,816	$(2,700)	$98	$1,260
Owner occupied commercial real estate	4	1,384	(1,405)	17	-
Commercial real estate	166	737	(466)	-	437
Construction, land & land development	8	1,654	(1,631)	84	115
Residential mortgage	1	1,125	(548)	107	685
Consumer and other	-	3	(15)	24	12
Total acquired loans	$225	$8,719	$(6,765)	$330	$2,509
Total	$32,947	$64,700	$(72,585)	$1,302	$26,364

	Balance December 31, 2014	Provision	Charge-offs	Recoveries	Balance December 31, 2015
	(Dollars in thousands)

Originated Loans
Commercial & industrial	$8,139	$14,164	$(1,311)	$2,092	$23,084
Owner occupied commercial real estate	969	706	-	-	1,675
Commercial real estate	2,777	1,673	-	75	4,525
Construction, land & land development	2,621	(284)	-	-	2,337
Residential mortgage	644	234	(63)	-	815
Consumer and other	264	131	(125)	16	286
Total originated loans	$15,414	$16,624	$(1,499)	$2,183	$32,722

Acquired Loans
Commercial & industrial	$6	$1,283	$(1,336)	$93	$46
Owner occupied commercial real estate	5	(1)	-	-	4
Commercial real estate	165	(1)	-	2	166
Construction, land & land development	12	(9)	-	5	8
Residential mortgage	1	(36)	-	36	1
Consumer and other	2	4	(21)	15	-
Total acquired loans	$191	$1,240	$(1,357)	$151	$225
Total	$15,605	$17,864	$(2,856)	$2,334	$32,947

An analysis of activity in the allowance for loan losses for the periods indicated, and the balance of loans receivable by the method of impairment evaluation for those periods were as follows:

	December 31, 2016
	Loans evaluated for impairment				Allowance for loan losses evaluated
	Collectively evaluated for impairment	Individually evaluated for impairment	Purchased credit impaired	Total loans	Collectively evaluated for impairment	Individually evaluated for impairment	Purchased credit impaired	Total allowance for loan losses
	(Dollars in thousands)

Originated Loans
Commercial & industrial	$867,924	$36,407	$-	$904,331	$9,097	$394	$-	$9,491
Owner occupied commercial real estate	264,876	-	-	264,876	2,609	-	-	2,609
Commercial real estate	808,874	7,155	-	816,029	8,576	-	-	8,576
Construction, land & land development	179,999	-	-	179,999	1,852	-	-	1,852
Residential mortgage	126,190	1,255	-	127,445	1,134	-	-	1,134
Consumer and other	9,034	214	-	9,248	74	119	-	193
Total originated loans	$2,256,897	$45,031	$-	$2,301,928	$23,342	$513	$-	$23,855

Acquired Loans
Commercial & industrial	$110,413	$34,675	$4,506	$149,594	$-	$1,260	$-	$1,260
Owner occupied commercial real estate	115,053	8,942	5,339	129,334	-	-	-	-
Commercial real estate	314,913	2,002	10,807	327,722	429	-	8	437
Construction, land & land development	66,908	978	1,819	69,705	14	-	101	115
Residential mortgage	113,338	1,691	2,717	117,746	672	-	13	685
Consumer and other	2,186	5	-	2,191	10	2	-	12
Total acquired loans	$722,811	$48,293	$25,188	$796,292	$1,125	$1,262	$122	$2,509
Total	$2,979,708	$93,324	$25,188	$3,098,220	$24,467	$1,775	$122	$26,364

	December 31, 2015
	Loans evaluated for impairment				Allowance for loan losses evaluated
	Collectively evaluated for impairment	Individually evaluated for impairment	Purchased credit impaired	Total loans	Collectively evaluated for impairment	Individually evaluated for impairment	Purchased credit impaired	Total allowance for loan losses
	(Dollars in thousands)

Originated Loans
Commercial & industrial	$815,679	$34,369	$-	$850,048	$8,351	$14,733	$-	$23,084
Owner occupied commercial real estate	188,079	829	-	188,908	1,675	-	-	1,675
Commercial real estate	516,531	5,356	-	521,887	4,525	-	-	4,525
Construction, land & land development	242,139	472	-	242,611	2,245	92	-	2,337
Residential mortgage	120,063	197	-	120,260	801	14	-	815
Consumer and other	9,669	174	-	9,843	286		-	286
Total originated loans	$1,892,160	$41,397	$-	$1,933,557	$17,883	$14,839	$-	$32,722

Acquired Loans
Commercial & industrial	$341,785	$714	$13,905	$356,404	$1	$-	$45	$46
Owner occupied commercial real estate	157,832	-	7,149	164,981	2	-	2	4
Commercial real estate	368,350	1,590	12,288	382,228	12	-	154	166
Construction, land & land development	107,521	-	8,681	116,202	-	-	8	8
Residential mortgage	167,780	1,292	4,151	173,223	-	1	-	1
Consumer and other	4,074	-	-	4,074	-	-	-	-
Total acquired loans	$1,147,342	$3,596	$46,174	$1,197,112	$15	$1	$209	$225
Total	$3,039,502	$44,993	$46,174	$3,130,669	$17,898	$14,840	$209	$32,947